Valuation results and net trading income (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Valuation Results and Net Trading Income

Valuation results and net trading income
	2017	2016	2015
Securities trading results	656	–369	1,352
Derivatives trading results	59	706	600
Change in fair value of derivatives relating to
– fair value hedges	–184	–170	81
– cash flow hedges (ineffective portion)	44	–16	31
– other non-trading derivatives	–301	2,103	830
Change in fair value of assets and liabilities (hedged items)	91	244	–67
Valuation results on assets and liabilities designated at fair value through profit or loss (excluding trading)	–56	–79	372
Foreign exchange transactions results	1,194	–898	–820
Other	9	24	66

	1,512	1,545	2,445